Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Dec. 11, 2023
Lincoln Opportunistic Hedged Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Lincoln Opportunistic Hedged Equity Fund(Standard and Service Class)Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimates for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks long-term growth of capital. The Fund pursues its objective by providing exposure to the returns of the S&P 500 Price Return Index (the “Index”) while implementing a hedging strategy to reduce downside exposure. Hedging means structuring a portfolio to seek to reduce the risk of loss of an existing position.The Fund, under normal circumstances, invests at least 80% of its net assets (including borrowings for investment purposes) in investments that provide exposure to the Index and in an underlying fund which tracks the Index. The Fund invests approximately half of its assets in in the LVIP SSGA S&P 500® Index Fund (the “Underlying Fund”), which is advised by the Fund’s Adviser, and approximately half of its assets in exchange-traded index options. As of September 1, 2023, a significant portion of the Fund’s investment exposure comprised companies in the information technology sector. The Fund is not designed to track the performance of the Index.The Fund’s hedging strategy, sub-advised by Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), seeks to provide limited downside protection against Index decreases while retaining the potential for limited gains if the Index appreciates. Opportunistically, the Sub-Adviser will rebalance the options portfolio to protect capital or capture portfolio gains experienced by the Fund, depending on the performance of the Index relative to the Fund’s options holdings. There is no guarantee the Fund will be successful in implementing this strategy. Shareholders will experience investment results that are very different than if the Fund held its options until expiration.An option contract gives the purchaser of the option, in exchange for the premium paid, the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”) on a specified date (the “expiration date”). The Fund intends to implement its hedging strategy by using options, including Flexible Exchange® Options (“FLEX Options”) as well as standardized exchange-traded index options, with approximately one-year expiration dates at initiation. The Sub-Adviser seeks to select the strike price for each option contract such that if the options were exercised on the expiration date, the Fund’s net asset value (“NAV”) would be provided with limited downside protection and limited gain potential on the price return of the Index. The Fund’s NAV will depend largely on the value of the options, which is based principally upon the value of the Index and the time remaining until the expiration date of the options. As the value of the Index changes and the expiration date of the options (the final day of the term of the options) approaches, the value of the options, and therefore the Fund’s NAV, will change. At the expiration or rebalance of the options portfolio, the Sub-Adviser will purchase a new portfolio of options that seeks to provide limited downside protection against Index decreases while retaining some potential for gains if the Index appreciates. The amount of potential gain will depend on market conditions at the time of purchase, such as interest rates and expected volatility. The gain potential and limited downside protection are prior to taking into account expenses incurred by the Fund, such as advisory fees, transaction fees, and any extraordinary expenses. As with all funds, the Fund’s expenses will reduce the potential for gains and limited downside protection. There is no guarantee that the Sub-Adviser will be successful in its attempt to provide limited downside protection or gains.The Fund does not seek to achieve the full one-year investment outcomes of the options portfolio and will not seek to provide a set level of investment outcomes over a stated time period. Unlike funds that utilize a defined outcome investment strategy, the Fund does not seek to provide shareholders with downside protection or upside potential over any specified time period.Options Portfolio. The Fund will invest in options that reference the Index with rotating expiration dates of approximately one year. As described above, the Fund does not seek to achieve the full, one-year investment outcomes of the options, as the Sub-Adviser intends to opportunistically rebalance the options portfolio prior to the expiration date of the options.The combination of options contracts within the Options Portfolio will generally consist of the following:1.purchased one-year near-zero calls that, in combination with the investment in the Underlying Fund, provide market exposure.2.purchased one-year at-the-money puts that provide limited downside protection.3.sold one-year puts with a strike price 10% “out-of-the money” to help establish the limited downside protection and fund the purchase of calls and puts.4.sold out-of-the-money calls to help fund the purchase of calls and puts.The above description is a summary for illustrative purposes and necessarily does not reflect all factors that could potentially affect the Fund’s strategy.The Sub-Adviser seeks to select the strike price and expiration date for each option contract so that the Fund is provided with limited downside protection and some potential for gains on the price performance of the Index’s share price over the term of the options contract, as follows:•In the event that the Index decreases in value by less than 10% over the term of the Options Portfolio, without any rebalancing, the Options Portfolio seeks to provide an investment return of approximately 0%.•In the event that the Index decreases in value by more than 10% over the term of the Options Portfolio, without any rebalancing, the Options Portfolio seeks to provide investment return that is approximately 10% higher than the return experienced by the Index.•In the event that the Index increases in value over the term of the Options Portfolio, without any rebalancing, the Options Portfolio seeks to provide investment returns that match the price performance of the Index, up to a maximum percentage return the Fund can achieve for the term of the Options Portfolio, which depends on prevailing market conditions at the time the Fund purchases the options.The Fund’s NAV is dependent on the value of the options, which is based principally upon the price of the Index and the time remaining until the expiration date of the options. As the price of the Index changes and time moves towards the expiration date of the options, the value of the options, and therefore the Fund’s NAV, will change. The Sub-Adviser anticipates the Fund’s NAV will move in the same direction as the price movements of the Index. However, there is no guarantee that the Fund’s NAV will move in the same direction as the price movements of the Index and it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns experienced by the Index. A component of an option’s value is the number of days remaining until its expiration date. The amount of time remaining until the option contract’s expiration date affects the limited downside protection on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Index will result in changes to the Fund’s NAV, the Sub-Adviser generally anticipates that the rate of change in the Fund’s NAV will be less than that experienced by the Index until the expiration date of the options contracts.Because the Fund’s investment strategy is not designed to hold the Options Portfolio to its expiration date, shareholders will experience investment results that are very different than if the Fund held the Options Portfolio for its contract term. Shareholders may realize losses on price decreases of the Index of less than the limited downside protection and may lose their entire investment. These potential losses are possible even if a shareholder remained in the Fund for a one-year period after an Options Portfolio was established, as it is likely that the Options Portfolio will rebalance during that time.The Options Portfolio is designed to provide limited downside protection against Index losses and provide for limited gain potential based upon the price of the Index at the time the option contracts are initiated by the Fund. The Sub-Adviser will seek to realize gains experienced by the Fund (which are limited to the maximum gain potential) due to price movements of the Index or realize the limited downside protection used by the Fund due to price movements of the Index by rebalancing the Fund’s Options Portfolio and the Fund’s upside potential and limited downside protection. However, the degree to which a shareholder may benefit from the Options Portfolio’s Index upside potential and limited downside protection against Index losses will depend on the time at which the investor purchases Shares of the Fund. At any given time after Sub-Adviser rebalances the Options Portfolio there may be limited upside potential or downside protection remaining due to the price performance of the Index (and therefore, the value of the options). If the price of the Index is near or has exceeded the strike prices of the Fund’s Options Portfolio, such investor may have little to no upside potential until if and when the Sub-Adviser determines to rebalance the Fund’s Options Portfolio, and would still remain vulnerable to significant downside risk before the sought-after, limited downside protection began. Similarly, if the Index has decreased in price significantly to equal or exceed the Fund’s anticipated, limited downside protection, the shareholder would also remain vulnerable to significant downside risk and would receive no benefit from the this protection. If a shareholder purchases Shares after the limited downside protection has been used and prior to the Fund rebalancing its Options Portfolio, a shareholder may lose their entire investment.Rebalancing Strategy. The Fund’s rebalancing strategy seeks to help the Fund offset the timing risks inherent in owning an options package for one year. The successful implementation of the rebalancing strategy is not guaranteed. The Fund’s options strategy seeks to provide some amount of exposure to the price performance of the Index while providing limited downside protection for Index decreases. The value of the Fund's options is derived from, in part, the value of the Index. Without rebalancing, if the Index level increases in value to a point at or near the strike price of the sold options, the Fund would have little or no potential for gains for the remainder of the options contract term, and if the Index’s level decreases in value by more than the limited downside protection amount for the Fund’s options, the Fund may have no remaining potential for limited downside protection. By rebalancing, the Fund will renew its potential to increase in a market environment where the value of the Index is steadily increasing and its potential to benefit from limited downside protection in a market environment where the Index is steadily decreasing. To rebalance its options holdings, the Fund may, at the end of each month, sell the then-current options and immediately enter into new options contracts with a term of approximately one year. The Sub-Adviser will determine whether to rebalance the options portfolio based on various factors, including, but not limited to, the price movements of the Index, the changes in the Fund’s NAV, market volatility, and the time remaining until the expiration of the options contracts. To the extent the Fund's NAV increases (generally by at least 2%) or decreases (generally by at least 1%) from the Fund's NAV at the commencement of the term of the existing Options Portfolio, the Sub-Adviser will seek to realize any gains experienced by the Fund or limited downside protection used by the Fund by resetting the Fund's Options Portfolio and, in doing so, reset the Fund's upside potential and limited downside protection. The Fund’s rebalancing investment strategy may cause the Fund to have a higher portfolio turnover rate than funds that do not actively rebalance. The Fund’s rebalancing strategy may not be successful in providing either limited downside protection or gain participation. Investors will not be notified of rebalancing in the Options Portfolio.The Sub-Adviser may also purchase and sell options that have the same or similar strike prices and expiration dates over the course of the month as the then-current Options Portfolio as necessary to manage any purchases or redemptions.The following chart contains a hypothetical illustration of the Fund’s rebalancing mechanism. The chart is provided for illustrative purposes only. There is no guarantee that the Fund will be successful in its attempt to rebalance the Fund’s Options Portfolio.The chart is not intended to predict or project the performance or operationality of the Fund.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund will commence operations on December 11, 2023. Once the Fund has at least one full calendar year of performance, a bar chart and performance table will be included in the prospectus.Please note that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund will commence operations on December 11, 2023. Once the Fund has at least one full calendar year of performance, a bar chart and performance table will be included in the prospectus.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Lincoln Opportunistic Hedged Equity Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund.
Lincoln Opportunistic Hedged Equity Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
Lincoln Opportunistic Hedged Equity Fund | Active Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses,including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
Lincoln Opportunistic Hedged Equity Fund | Limited Downside Protection Loss Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Limited Downside Protection Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide limited downside protection against Index losses if the value of the Index decreases. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment. The Fund will decrease in value if the options portfolio is not reset and the reference asset of the Fund's options decreases in value beyond the threshold for downside protection created by the Fund's then-current options portfolio.
Lincoln Opportunistic Hedged Equity Fund | Capped Upside Return Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Capped Upside Return Risk. The Fund’s options strategy seeks to provide returns only up to a limited gain potential. In the event that the Index has gains in excess of such limited gain potential during the life of the corresponding options and the Fund is not able rebalance the options portfolio, the Fund will not participate in those gains beyond such limited gain potential.
Lincoln Opportunistic Hedged Equity Fund | Options Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Options Risk. The Fund may experience substantial downside from specific option positions, and certain option positions may expire worthless. In addition, the options are subject to the following risks:
Lincoln Opportunistic Hedged Equity Fund | Valuation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. The value of the options will be affected by, among others, changes in the value of the Index, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time until the options expire. The value of the options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction).
Lincoln Opportunistic Hedged Equity Fund | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. In the event that trading in options is limited or absent, the value of the Fund’s options may decrease. There is no guarantee that a liquid secondary trading market will exist for the options.•Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund.
Lincoln Opportunistic Hedged Equity Fund | Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security or a derivative held by the Fund is unable or unwilling to meet its obligation. The Fund will utilize options issued and guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Although guaranteed for settlement by the OCC, options are still subject to counterparty risk with the OCC and may be less liquid than more traditional standardized exchange-traded options.
Lincoln Opportunistic Hedged Equity Fund | Correlation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Correlation Risk. The options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the option’s value will be affected by, among other things, changes in the value of the Index, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time until the options expire, the value of the Fund’s options positions is not anticipated to increase or decrease at the same rate as the Index, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Index.
Lincoln Opportunistic Hedged Equity Fund | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
Lincoln Opportunistic Hedged Equity Fund | Stock Investing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Stock Investing Risk. Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. Stock prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
Lincoln Opportunistic Hedged Equity Fund | Issuer Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
Lincoln Opportunistic Hedged Equity Fund | Fund of Funds Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective which may negatively affect the Fund’s performance. In addition, the Fund indirectly will pay a proportional share of the fees and expenses of an Underlying Fund.
Lincoln Opportunistic Hedged Equity Fund | Tracking Error Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Tracking Error Risk. The Underlying Fund’s performance may deviate substantially from the performance of the Index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Underlying Fund’s investments and the Index’s components, and other factors. While attempting to replicate the Index return, the Underlying Fund may invest in fewer than all of the securities in the Index and in some securities not included in the Index, potentially increasing the risk of divergence between the Underlying Fund’s return and that of the Index.
Lincoln Opportunistic Hedged Equity Fund | Large-Cap Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
Lincoln Opportunistic Hedged Equity Fund | Passive Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
Lincoln Opportunistic Hedged Equity Fund | Growth Stocks Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
Lincoln Opportunistic Hedged Equity Fund | Value Stocks Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
Lincoln Opportunistic Hedged Equity Fund | Medium-Cap Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Medium-Cap Company Risk. Securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
Lincoln Opportunistic Hedged Equity Fund | Information Technology Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Information Technology Sector Risk. Market or economic factors impacting information technology companies could have a major effect on the value of the Fund’s investments. The value of stocks of information technology companies is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.
Lincoln Opportunistic Hedged Equity Fund | Standard Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses (including AFFE)	rr_ExpensesOverAssets	0.78%	[1]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	0.70%
1 year	rr_ExpenseExampleYear01	$ 72
3 years	rr_ExpenseExampleYear03	$ 241
Lincoln Opportunistic Hedged Equity Fund | Service Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses (including AFFE)	rr_ExpensesOverAssets	1.13%	[1]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	1.05%
1 year	rr_ExpenseExampleYear01	$ 107
3 years	rr_ExpenseExampleYear03	$ 351

[1]	Other Expenses are based on estimates for the current fiscal year.
[2]	Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.59% of the Fund’s average daily net assets for the Standard Class (and 0.94% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. These agreements will continue through at least April 30, 2025 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.